UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  3/31/2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       May 12, 2011

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:  $153518



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6890    73687 SH       Sole                    73687
AT&T Inc.                      COM              00206R102      420    13735 SH       Sole                    13735
Apple Computer                 COM              037833100      387     1110 SH       Sole                     1110
Automatic Data Processing      COM              053015103     5727   111625 SH       Sole                   111625
BYD Co Ltd ADR                 COM              05606L100     1938   254950 SH       Sole                   254950
Bank Of Hawaii                 COM              062540109      239     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl A    COM              084670108     3759       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     6368    76150 SH       Sole                    76150
Bridgehampton National Bank    COM              108035106     1987    88821 SH       Sole                    88821
Bristol Myers                  COM              110122108      233     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     5414    48625 SH       Sole                    48625
Chevron Corporation            COM              166764100     1603    14913 SH       Sole                    14913
Cisco Sys Inc                  COM              17275R102     2435   142000 SH       Sole                   142000
Coca-Cola                      COM              191216100      853    12851 SH       Sole                    12851
Deere & Company                COM              244199105     1923    19850 SH       Sole                    19850
Diageo Plc                     COM              25243Q205     4305    56475 SH       Sole                    56475
Disney Walt Co                 COM              254687106      603    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1129    62200 SH       Sole                    62200
EOG Res Inc Com                COM              26875P101      498     4200 SH       Sole                     4200
Ei Dupont De Nemours & Co      COM              263534109      694    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     7316   125215 SH       Sole                   125215
Exxon Mobil Corp               COM              30231G102     8857   105275 SH       Sole                   105275
Factset Research Sys           COM              303075105     4839    46200 SH       Sole                    46200
General Elec Co                COM              369604103     7650   381565 SH       Sole                   381565
Google Inc. Cl A               COM              38259P508     6325    10780 SH       Sole                    10780
Heineken Holding               COM              N39338194      487    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2777    56875 SH       Sole                    56875
Hewlett Packard                COM              428236103     1700    41500 SH       Sole                    41500
Honeywell International Inc    COM              438516106     3621    60650 SH       Sole                    60650
Intel Corp.                    COM              458140100     5598   277425 SH       Sole                   277425
International Business Machine COM              459200101     3999    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     4595    77559 SH       Sole                    77559
Kraft Foods Inc Class A        COM              50075N104     2931    93464 SH       Sole                    93464
L 3 Communications Hldg Corp   COM              502424104     3396    43365 SH       Sole                    43365
Laboratory Amer Hldgs Com New  COM              50540R409     1147    12450 SH       Sole                    12450
Microsoft Corp                 COM              594918104     1221    48100 SH       Sole                    48100
Nestle Sa                      COM              641069406     5418    94252 SH       Sole                    94252
Newell Rubbermaid Inc Com      COM              651229106      373    19500 SH       Sole                    19500
Nextera Energy Inc.            COM              65339F101      220     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108      398     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     5143    79844 SH       Sole                    79844
Pfizer Inc.                    COM              717081103      816    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109      827    12600 SH       Sole                    12600
Plum Creek Timber Co.          COM              729251108      436    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6057    98335 SH       Sole                    98335
Schlumberger                   COM              806857108     5935    63640 SH       Sole                    63640
Staples Inc.                   COM              855030102     4535   233501 SH       Sole                   233501
Target Corp                    COM              87612E106     4594    91865 SH       Sole                    91865
Verizon Communications         COM              92343V104      280     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     4275   106500 SH       Sole                   106500
Wells Fargo & Co.              COM              949746101      222     7000 SH       Sole                     7000
Money Mkt Obligs Tr Autcash Mg                                 123   123084 SH       Sole                   123084